Intangible Assets, Net - Summary of Intangible Assets, Movement for the Period (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 29,897	R$ 115,839	R$ 87,593	R$ 52,659
Additions	18,813	72,897	51,053	50,221
Disposals	(575)	(2,227)		(187)
Amortization for the year	(11,648)	(45,132)	(23,292)	(13,911)
Tranfers	0	0
Net exchange differences arising from translation adjustments	521	2,020	485	(1,189)
Monetary correction gain, net	3	10
Impairment	(12)				R$ (48)
Sale from Mexico operation	(11)	(42)
Ending balance	$ 36,987	143,317	115,839	87,593
Software purchased [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,474	14,471	18,219
Additions		11,546	4,850	1,738
Disposals		(1,142)
Amortization for the year		(8,694)	(6,320)	(5,777)
Tranfers		0	1,475	316
Net exchange differences arising from translation adjustments		(16)	(2)	(25)
Monetary correction gain, net		10
Impairment					(48)
Sale from Mexico operation		(42)
Ending balance		16,088	14,474	14,471
Software developed [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		60,555	38,560	26,794
Additions		2,231	10,641	15,722
Disposals		0		(187)
Amortization for the year		(36,438)	(16,972)	(8,134)
Tranfers		72,970	27,852	5,529
Net exchange differences arising from translation adjustments		1,951	474	(1,164)
Monetary correction gain, net		0
Impairment					0
Sale from Mexico operation		0
Ending balance		101,269	60,555	38,560
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		26,250	20,002	7,087
Additions		59,119	35,562	18,760
Disposals		(1,085)
Amortization for the year		0
Tranfers		(72,970)	(29,327)	(5,845)
Net exchange differences arising from translation adjustments		85	13
Monetary correction gain, net		0
Impairment					0
Sale from Mexico operation		0
Ending balance		11,399	26,250	20,002
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,001	14,001
Additions		0		14,001
Disposals		0
Amortization for the year		0
Tranfers		0
Net exchange differences arising from translation adjustments		0
Monetary correction gain, net		0
Impairment					0
Sale from Mexico operation		0
Ending balance		14,001	14,001	14,001
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		559	559	559
Additions		1
Disposals		0
Amortization for the year		0
Tranfers		0
Net exchange differences arising from translation adjustments		0
Monetary correction gain, net		0
Impairment					R$ 0
Sale from Mexico operation		0
Ending balance		R$ 560	R$ 559	R$ 559